LEVERAGE SHARES 2X CAPPED ACCELERATED COIN MONTHLY ETF (COIO)

LEVERAGE SHARES 2X CAPPED ACCELERATED MSTR MONTHLY ETF (MSOO)

LEVERAGE SHARES 2X CAPPED ACCELERATED NVDA MONTHLY ETF (NVDO)

LEVERAGE SHARES 2X CAPPED ACCELERATED PLTR MONTHLY ETF (PLOO)

LEVERAGE SHARES 2X CAPPED ACCELERATED TSLA MONTHLY ETF (TSLO)

Each a series (a “Fund” and collectively, the “Funds”) of Themes ETF Trust

Listed on the Cboe BZX Exchange, Inc.

Supplement dated October 1, 2025 to the currently effective Summary Prospectus,

Prospectus, and Statement of Additional Information of each Fund

As described in the Funds’ Prospectus, Summary Prospectuses, and Statement of Additional Information (“SAI”), each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus.

An investment in each Fund is subject to such Fund’s Approximate Cap over the course of the Outcome Period as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
Leverage Shares 2x Capped Accelerated COIN Monthly ETF (COIO)	October 1, 2025 to October 31, 2025	20.20% (gross of management fee) 20.14% (net of management fee)

Leverage Shares 2x Capped Accelerated MSTR Monthly ETF (MSOO)	October 1, 2025 to October 31, 2025	17.00% (gross of management fee) 16.94% (net of management fee)

Leverage Shares 2x Capped Accelerated NVDA Monthly ETF (NVDO)	October 1, 2025 to October 31, 2025	9.70% (gross of management fee) 9.64% (net of management fee)

Leverage Shares 2x Capped Accelerated PLTR Monthly ETF (PLOO)	October 1, 2025 to October 31, 2025	14.80% (gross of management fee) 14.74% (net of management fee)

Leverage Shares 2x Capped Accelerated TSLA Monthly ETF (TSLO)	October 1, 2025 to October 31, 2025	20.44% (gross of management fee) 20.38% (net of management fee)

Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap to reflect the information above.

If you have any questions, please call the Funds at 1-866-584-3637.

Please retain this Supplement for future reference.